GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 11.1%
4,960	Activision Blizzard, Inc.	$ 357,021
1,528	Alphabet, Inc., Class A*	2,190,418
1,530	Alphabet, Inc., Class C*	2,186,248
34,553	AT&T, Inc.	1,066,306
26,876	Comcast Corp., Class A	1,064,290
929	Discovery, Inc., Class A*(a)	20,206
2,011	Discovery, Inc., Class C*	39,395
1,867	Electronic Arts, Inc.*	229,417
12,198	Facebook, Inc., Class A*	2,745,648
2,296	Interpublic Group of Cos., Inc. (The)	39,285
260	John Wiley & Sons, Inc., Class A	10,452
148	Liberty Media Corp.-Liberty Formula One, Class A*	5,005
1,176	Liberty Media Corp.-Liberty Formula One, Class C*	40,748
2,513	Netflix, Inc.*	1,054,781
867	New York Times Co. (The), Class A	34,012
1,285	Omnicom Group, Inc.	70,405
1,754	T-Mobile US, Inc.*	175,470
619	TripAdvisor, Inc.	11,934
3,877	Twitter, Inc.*	120,071
72	United States Cellular Corp.*	2,269
19,587	Verizon Communications, Inc.	1,123,902
10,418	Walt Disney Co. (The)	1,222,031
360	Zillow Group, Inc., Class A*	20,866
800	Zillow Group, Inc., Class C*	46,392
5,605	Zynga, Inc., Class A*	51,286

		13,927,858

Consumer Discretionary – 10.9%
395	Advance Auto Parts, Inc.	55,031
2,496	Amazon.com, Inc.*	6,096,155
1,684	Aptiv PLC	126,889
1,318	Best Buy Co., Inc.	102,923
249	Booking Holdings, Inc.*	408,216
1,349	BorgWarner, Inc.	43,370
3,429	Caesars Entertainment Corp.*	39,056
979	CarMax, Inc.*	86,201
269	Carvana Co.*(a)	25,012
771	Darden Restaurants, Inc.	59,259
4,494	eBay, Inc.	204,657
701	Etsy, Inc.*	56,767
799	Expedia Group, Inc.	63,504

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
25,598	Ford Motor Co.	$ 146,165
1,272	Gap, Inc. (The)	11,321
8,124	General Motors Co.	210,249
1,656	Gentex Corp.	43,785
25	Graham Holdings Co., Class B	8,956
283	Grand Canyon Education, Inc.*	27,618
825	Hasbro, Inc.	60,646
510	Hilton Grand Vacations, Inc.*	10,985
1,632	Hilton Worldwide Holdings, Inc.	129,434
6,506	Home Depot, Inc. (The)	1,616,611
215	Hyatt Hotels Corp., Class A(a)	11,844
930	Kohl’s Corp.	17,875
1,357	L Brands, Inc.	21,970
2,006	Las Vegas Sands Corp.	96,168
399	Lear Corp.	42,314
4,609	Lowe’s Cos., Inc.	600,783
1,636	Marriott International, Inc., Class A	144,786
2,901	MGM Resorts International	49,839
385	Mohawk Industries, Inc.*	35,882
7,658	NIKE, Inc., Class B	754,926
644	Nordstrom, Inc.	10,388
1,263	Norwegian Cruise Line Holdings Ltd.*	19,779
201	Penske Automotive Group, Inc.	7,188
252	Pool Corp.	67,793
1,647	PulteGroup, Inc.	55,949
473	PVH Corp.	21,507
315	Ralph Lauren Corp.	23,786
1,022	Royal Caribbean Cruises Ltd.	53,011
1,056	Service Corp. International	41,638
7,045	Starbucks Corp.	549,439
1,807	Tapestry, Inc.	24,575
2,923	Target Corp.	357,571
789	Tiffany & Co.	101,094
7,243	TJX Cos., Inc. (The)	382,141
791	Toll Brothers, Inc.	25,557
710	Tractor Supply Co.	86,634
1,227	Under Armour, Inc., Class A*	10,736
1,266	Under Armour, Inc., Class C*	9,951
409	Urban Outfitters, Inc.*	6,928
2,013	VF Corp.	112,929
376	Wayfair, Inc., Class A*	64,503
405	Whirlpool Corp.	49,337
533	Wyndham Destinations, Inc.	16,949

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,804	Yum! Brands, Inc.	$ 161,873

		13,670,453

Consumer Staples – 7.2%
3,643	Archer-Daniels-Midland Co.	143,206
295	Brown-Forman Corp., Class A	17,508
1,968	Brown-Forman Corp., Class B	129,750
900	Bunge Ltd.	35,118
1,094	Campbell Soup Co.	55,772
1,609	Church & Dwight Co., Inc.	120,788
824	Clorox Co. (The)	169,950
25,109	Coca-Cola Co. (The)	1,172,088
5,504	Colgate-Palmolive Co.	398,104
3,155	Conagra Brands, Inc.	109,763
2,622	Costco Wholesale Corp.	808,808
3,961	General Mills, Inc.	249,701
945	Hershey Co. (The)	128,218
1,817	Hormel Foods Corp.	88,724
436	Ingredion, Inc.	36,724
718	JM Smucker Co. (The)	81,802
1,610	Kellogg Co.	105,149
2,235	Kimberly-Clark Corp.	316,118
803	McCormick & Co., Inc.	140,654
9,308	Mondelez International, Inc., Class A	485,133
9,175	PepsiCo, Inc.	1,206,971
15,940	Procter & Gamble Co. (The)	1,847,765
2,813	Sysco Corp.	155,165
1,426	US Foods Holding Corp.*	27,294
8,292	Walmart, Inc.	1,028,706

		9,058,979

Energy – 2.8%
2,115	Apache Corp.	22,821
3,661	Baker Hughes Co.	60,443
10,747	Chevron Corp.	985,500
563	Cimarex Energy Co.	14,796
1,119	Concho Resources, Inc.	61,008
6,181	ConocoPhillips	260,715
2,155	Devon Energy Corp.	23,295
3,269	EOG Resources, Inc.	166,621
1,430	EQT Corp.	19,076
1,147	Equitrans Midstream Corp.(a)	9,279
23,863	Exxon Mobil Corp.	1,085,051

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
4,901	Halliburton Co.	$ 57,587
2,035	Kosmos Energy Ltd. (Ghana)	3,704
4,515	Marathon Oil Corp.	24,110
5,044	Occidental Petroleum Corp.	65,320
2,315	ONEOK, Inc.	84,937
1,676	Parsley Energy, Inc., Class A	15,319
2,485	Phillips 66	194,476
927	Pioneer Natural Resources Co.	84,913
1,167	Range Resources Corp.(a)	6,990
7,805	Schlumberger Ltd.	144,158
6,833	Williams Cos., Inc. (The)	139,598

		3,529,717

Financials – 10.5%
313	Affiliated Managers Group, Inc.	20,852
2,034	Allstate Corp. (The)	198,946
2,393	Ally Financial, Inc.	41,734
4,233	American Express Co.	402,431
5,564	American International Group, Inc.	167,254
808	Ameriprise Financial, Inc.	113,177
1,469	Aon PLC, Class A	289,320
986	Associated Banc-Corp.	13,814
386	Assurant, Inc.	39,596
51,130	Bank of America Corp.	1,233,256
253	Bank of Hawaii Corp.	16,275
5,122	Bank of New York Mellon Corp. (The)	190,385
937	BlackRock, Inc.	495,336
206	BOK Financial Corp.	10,494
2,924	Capital One Financial Corp.	198,949
7,346	Charles Schwab Corp. (The)	263,795
13,516	Citigroup, Inc.	647,552
2,775	Citizens Financial Group, Inc.	66,877
180	CNA Financial Corp.	5,441
899	Comerica, Inc.	32,679
1,977	Discover Financial Services	93,927
679	Eaton Vance Corp.	24,478
2,646	Equitable Holdings, Inc.	50,565
157	Erie Indemnity Co., Class A	28,298
223	FactSet Research Systems, Inc.	68,575
4,527	Fifth Third Bancorp	87,778
696	First American Financial Corp.	35,141
1,964	First Horizon National Corp.	18,363
1,086	First Republic Bank	117,473

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,037	Goldman Sachs Group, Inc. (The)(b)	$ 400,250
244	Hanover Insurance Group, Inc. (The)	24,485
2,301	Hartford Financial Services Group, Inc. (The)	88,105
6,478	Huntington Bancshares, Inc.	57,589
3,512	Intercontinental Exchange, Inc.	341,542
2,483	Invesco Ltd.	19,789
19,947	JPMorgan Chase & Co.	1,941,043
6,260	KeyCorp	74,181
1,274	Lincoln National Corp.	48,323
514	LPL Financial Holdings, Inc.	36,694
3,241	Marsh & McLennan Cos., Inc.	343,287
4,972	MetLife, Inc.	179,042
1,040	Moody’s Corp.	278,106
7,442	Morgan Stanley	328,936
117	Morningstar, Inc.	17,938
525	MSCI, Inc.	172,646
732	Nasdaq, Inc.	86,713
1,231	Northern Trust Corp.	97,261
478	Pinnacle Financial Partners, Inc.	19,048
2,765	PNC Financial Services Group, Inc. (The)	315,321
263	Primerica, Inc.	29,887
1,740	Principal Financial Group, Inc.	67,199
3,726	Progressive Corp. (The)	289,436
2,535	Prudential Financial, Inc.	154,534
6,160	Regions Financial Corp.	69,670
399	Reinsurance Group of America, Inc.	36,209
278	RenaissanceRe Holdings Ltd. (Bermuda)	46,665
1,573	S&P Global, Inc.	511,256
332	SVB Financial Group*	71,297
3,915	Synchrony Financial	79,749
1,471	T. Rowe Price Group, Inc.	177,844
1,706	TD Ameritrade Holding Corp.	63,583
320	Texas Capital Bancshares, Inc.*	8,563
310	TFS Financial Corp.	4,777
1,629	Travelers Cos., Inc. (The)	174,270
8,558	Truist Financial Corp.	314,763
1,406	Umpqua Holdings Corp.	16,014
1,294	Unum Group	19,604
8,907	US Bancorp	316,733
858	Voya Financial, Inc.	38,653
23,828	Wells Fargo & Co.	630,727

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
824	Willis Towers Watson PLC	$ 167,190

		13,131,683

Health Care – 14.7%
9,784	Abbott Laboratories	928,697
2,073	Agilent Technologies, Inc.	182,714
341	Agios Pharmaceuticals, Inc.*	17,643
442	Align Technology, Inc.*	108,564
610	Alnylam Pharmaceuticals, Inc.*	82,515
3,350	Amgen, Inc.	769,495
1,441	Anthem, Inc.	423,813
2,739	Baxter International, Inc.	246,537
1,521	Becton Dickinson and Co.	375,581
986	Biogen, Inc.*	302,791
1,014	BioMarin Pharmaceutical, Inc.*	108,042
7,886	Boston Scientific Corp.*	299,589
13,286	Bristol-Myers Squibb Co.	793,440
1,660	Cardinal Health, Inc.	90,785
273	Charles River Laboratories International, Inc.*	49,047
2,082	Cigna Corp.	410,820
7,745	CVS Health Corp.	507,840
3,500	Danaher Corp.	583,135
1,179	Edwards Lifesciences Corp.*	264,945
2,249	Elanco Animal Health, Inc.*	48,151
4,833	Eli Lilly and Co.	739,207
793	Exact Sciences Corp.*	68,103
7,247	Gilead Sciences, Inc.	564,034
1,530	HCA Healthcare, Inc.	163,557
830	Henry Schein, Inc.*	50,398
1,484	Hologic, Inc.*	78,652
751	Humana, Inc.	308,398
482	IDEXX Laboratories, Inc.*	148,880
833	Illumina, Inc.*	302,421
1,019	Incyte Corp.*	103,846
651	Intuitive Surgical, Inc.*	377,600
15,094	Johnson & Johnson	2,245,232
962	McKesson Corp.	152,641
7,625	Medtronic PLC	751,672
14,473	Merck & Co., Inc.	1,168,261
159	Mettler-Toledo International, Inc.*	126,405
356	PRA Health Sciences, Inc.*	36,846
754	Quest Diagnostics, Inc.	89,183

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
464	Regeneron Pharmaceuticals, Inc.*	$ 284,344
805	ResMed, Inc.	129,460
290	Sage Therapeutics, Inc.*	10,359
1,948	Stryker Corp.	381,282
2,265	Thermo Fisher Scientific, Inc.	790,915
5,370	UnitedHealth Group, Inc.	1,637,044
516	Varian Medical Systems, Inc.*	62,637
1,474	Vertex Pharmaceuticals, Inc.*	424,453
427	Waters Corp.*	85,336
1,164	Zimmer Biomet Holdings, Inc.	147,060
2,720	Zoetis, Inc.	379,141

		18,401,511

Industrials – 7.8%
3,745	3M Co.	585,868
1,003	AECOM*	38,886
3,543	Boeing Co. (The)	516,747
635	BWX Technologies, Inc.	39,732
5,429	Carrier Global Corp.*	111,132
3,588	Caterpillar, Inc.	431,026
981	Cummins, Inc.	166,378
1,894	Deere & Co.	288,115
3,398	Delta Air Lines, Inc.	85,664
2,762	Eaton Corp. PLC	234,494
4,098	Emerson Electric Co.	250,060
1,146	Expeditors International of Washington, Inc.	87,520
1,613	FedEx Corp.	210,593
934	Fluor Corp.	10,844
911	Fortune Brands Home & Security, Inc.	55,535
57,924	General Electric Co.	380,561
1,102	Graco, Inc.	53,127
556	Hexcel Corp.	20,122
2,465	Howmet Aerospace, Inc.	32,242
267	Huntington Ingalls Industries, Inc.	53,371
2,142	Illinois Tool Works, Inc.	369,409
858	Jacobs Engineering Group, Inc.	72,089
5,113	Johnson Controls International PLC	160,599
641	Kansas City Southern	96,483
764	KAR Auction Services, Inc.	10,963
234	Lennox International, Inc.	50,039
1,655	Lockheed Martin Corp.	642,868
490	Macquarie Infrastructure Corp.	13,911

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
392	ManpowerGroup, Inc.	$ 27,103
292	MSC Industrial Direct Co., Inc., Class A	20,247
2,117	Nielsen Holdings PLC	29,405
383	Nordson Corp.	72,138
1,725	Norfolk Southern Corp.	307,550
1,046	Northrop Grumman Corp.	350,619
650	Old Dominion Freight Line, Inc.	111,208
454	Oshkosh Corp.	32,606
2,715	Otis Worldwide Corp.	142,945
718	Owens Corning	37,695
9,800	Raytheon Technologies Corp.	632,296
1,425	Republic Services, Inc.	121,781
769	Rockwell Automation, Inc.	166,227
363	Snap-on, Inc.	47,077
3,146	Southwest Airlines Co.	100,987
1,013	Stanley Black & Decker, Inc.	127,081
444	Timken Co. (The)	18,888
716	Toro Co. (The)	50,886
1,591	Trane Technologies PLC	143,524
4,649	Union Pacific Corp.	789,679
1,594	United Airlines Holdings, Inc.*	44,696
4,674	United Parcel Service, Inc., Class B	466,045
497	United Rentals, Inc.*	69,028
1,085	Univar Solutions, Inc.*	16,774
1,067	Verisk Analytics, Inc.	184,250
2,843	Waste Management, Inc.	303,490
368	Woodward, Inc.	25,237
290	W.W. Grainger, Inc.	89,790
612	XPO Logistics, Inc.*	48,232
1,197	Xylem, Inc.	79,409

		9,725,271

Information Technology – 26.5%
332	2U, Inc.*	12,108
4,267	Accenture PLC, Class A	860,313
2,456	Adobe, Inc.*	949,490
5,260	Advanced Micro Devices, Inc.*	282,988
807	Akamai Technologies, Inc.*	85,381
269	Alliance Data Systems Corp.	12,463
1,876	Analog Devices, Inc.	211,894
21,099	Apple, Inc.	6,708,216
4,705	Applied Materials, Inc.	264,327
1,124	Autodesk, Inc.*	236,467

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,912	Automatic Data Processing, Inc.	$ 426,579
661	Avnet, Inc.	18,006
911	Booz Allen Hamilton Holding Corp.	72,661
760	Broadridge Financial Solutions, Inc.	92,036
1,418	Cadence Design Systems, Inc.*	129,449
726	CDW Corp.	80,521
779	Ciena Corp.*	43,048
21,868	Cisco Systems, Inc.	1,045,728
594	Citrix Systems, Inc.	87,983
160	Coherent, Inc.*	23,234
790	Dell Technologies, Inc., Class C*	39,216
806	DocuSign, Inc.*	112,630
374	Dolby Laboratories, Inc., Class A	22,713
1,078	Dropbox, Inc., Class A*	24,330
275	Elastic NV*	23,628
310	F5 Networks, Inc.*	44,925
445	Gartner, Inc.*	54,156
6,663	Hewlett Packard Enterprise Co.	64,698
7,414	HP, Inc.	112,248
208	HubSpot, Inc.*	41,588
21,848	Intel Corp.	1,374,895
4,527	International Business Machines Corp.	565,422
1,270	Intuit, Inc.	368,706
995	Jabil, Inc.	29,770
513	Jack Henry & Associates, Inc.	92,781
1,692	Juniper Networks, Inc.	41,048
1,254	Keysight Technologies, Inc.*	135,595
736	Lam Research Corp.	201,421
157	Littelfuse, Inc.	25,511
5,671	Mastercard, Inc., Class A	1,706,347
1,368	Maxim Integrated Products, Inc.	78,906
5,643	Micron Technology, Inc.*	270,356
38,608	Microsoft Corp.	7,074,916
216	MongoDB, Inc.*	50,136
873	Motorola Solutions, Inc.	118,143
869	National Instruments Corp.	33,648
1,164	NetApp, Inc.	51,845
2,866	NortonLifeLock, Inc.	65,287
885	Nutanix, Inc., Class A*	21,293
2,978	NVIDIA Corp.	1,057,250
534	Okta, Inc.*	104,440
2,077	ON Semiconductor Corp.*	34,250
10,242	Oracle Corp.	550,712

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
217	PagerDuty, Inc.*	$ 5,761
2,147	Paychex, Inc.	155,185
230	Paylocity Holding Corp.*	29,901
7,865	PayPal Holdings, Inc.*	1,219,154
194	Pegasystems, Inc.	18,453
416	Pluralsight, Inc., Class A*	8,665
530	PTC, Inc.*	40,481
1,199	Pure Storage, Inc., Class A*	21,114
5,829	QUALCOMM, Inc.	471,450
1,637	Sabre Corp.	11,410
4,343	salesforce.com, Inc.*	759,113
950	ServiceNow, Inc.*	368,533
794	Splunk, Inc.*	147,557
760	Synopsys, Inc.*	137,492
570	Teradata Corp.*	12,204
851	Teradyne, Inc.	57,034
4,785	Texas Instruments, Inc.	568,171
233	Trade Desk, Inc. (The), Class A*	72,593
1,680	Trimble, Inc.*	65,722
625	Twilio, Inc., Class A*	123,500
285	Universal Display Corp.	41,781
528	VeriSign, Inc.*	115,637
10,959	Visa, Inc., Class A	2,139,635
392	VMware, Inc., Class A*	61,258
2,675	Western Union Co. (The)	53,553
844	Workday, Inc., Class A*	154,815
1,177	Xerox Holdings Corp.	18,691
357	Zebra Technologies Corp., Class A*	93,291
569	Zendesk, Inc.*	48,792

		33,256,648

Materials – 2.5%
1,411	Air Products and Chemicals, Inc.	340,968
674	Albemarle Corp.	51,574
1,190	Alcoa Corp.*	10,960
616	Arconic Corp.*	8,913
354	Ashland Global Holdings, Inc.	23,775
557	Avery Dennison Corp.	61,643
1,322	Axalta Coating Systems Ltd.*	30,551
2,159	Ball Corp.	153,850
764	Celanese Corp.	68,691
1,397	CF Industries Holdings, Inc.	41,030
870	Crown Holdings, Inc.*	56,924

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
364	Domtar Corp.	$ 7,426
4,803	Dow, Inc.	185,396
876	Eastman Chemical Co.	59,638
1,617	Ecolab, Inc. (a)	343,742
9,284	Freeport-McMoRan, Inc.	84,206
1,931	Graphic Packaging Holding Co.	27,942
684	International Flavors & Fragrances, Inc.(a)	91,102
2,517	International Paper Co.	85,704
3,446	Linde PLC (United Kingdom)	697,264
1,705	LyondellBasell Industries NV, Class A	108,711
417	Martin Marietta Materials, Inc.	80,102
5,241	Newmont Corp.	306,441
1,034	O-I Glass, Inc.	7,920
1,038	Sealed Air Corp.	33,320
663	Sonoco Products Co.	34,350
878	Vulcan Materials Co.	95,105
1,701	Westrock Co.	47,730

		3,144,978

Real Estate – 2.7%
2,809	American Tower Corp. REIT	725,200
943	Apartment Investment and Management Co., Class A REIT	34,768
889	AvalonBay Communities, Inc. REIT	138,693
987	Boston Properties, Inc. REIT	84,862
596	Camden Property Trust REIT	54,576
2,137	CBRE Group, Inc., Class A*	93,985
2,651	Crown Castle International Corp. REIT	456,396
1,667	Digital Realty Trust, Inc. REIT	239,315
543	Equinix, Inc. REIT	378,813
2,337	Equity Residential REIT	141,529
802	Extra Space Storage, Inc. REIT	77,594
256	Howard Hughes Corp. (The)*	12,966
1,819	Iron Mountain, Inc. REIT	46,858
780	JBG SMITH Properties REIT	23,189
331	Jones Lang LaSalle, Inc.	33,894
2,636	Kimco Realty Corp. REIT	29,286
1,522	Park Hotels & Resorts, Inc. REIT	14,961
4,684	Prologis, Inc. REIT	428,586
716	SBA Communications Corp. REIT	224,917
2,378	Ventas, Inc. REIT	83,111

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
4,757	Weyerhaeuser Co. REIT	$ 96,044

		3,419,543

Utilities – 3.2%
1,644	Alliant Energy Corp.	81,148
3,384	American Electric Power Co., Inc.	288,486
384	Avangrid, Inc.	17,080
3,437	CenterPoint Energy, Inc.	61,110
1,936	CMS Energy Corp.	113,411
2,278	Consolidated Edison, Inc.	170,987
5,631	Dominion Energy, Inc.	478,691
1,268	DTE Energy Co.	136,399
4,990	Duke Energy Corp.	427,294
2,397	Edison International	139,290
2,217	Eversource Energy	185,563
6,643	Exelon Corp.	254,493
3,697	FirstEnergy Corp.	156,235
344	IDACORP, Inc.	32,071
1,329	MDU Resources Group, Inc.	28,919
3,346	NextEra Energy, Inc.	855,104
1,366	OGE Energy Corp.	42,783
767	Pinnacle West Capital Corp.	59,749
3,455	Public Service Enterprise Group, Inc.	176,343
1,931	Sempra Energy	243,905

		3,949,061

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $116,776,323)		$125,215,702

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
479,401	0.151%	$ 479,401
(Cost $479,401)

TOTAL INVESTMENTS – 100.3% (Cost $117,255,724)		$125,695,103

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(310,937)

NET ASSETS – 100.0%		$125,384,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Fund”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

On May 31, 2020 the Fund did not hold Level 3 securities.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2020:

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$3,704	$—	$—
Europe	697,264	—	—
North America	124,514,734	—	—
Securities Lending Reinvestment Vehicle	479,401	—	—

Total	$125,695,103	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund for the period ended May 31, 2020.

The Fund’s risks include, but are not limited to, the following:

Index Risk — JUST Capital Foundation, Inc. (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of its Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to the portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.